Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0075 par value per share
Amount Registered | shares	880,000
Proposed Maximum Offering Price per Unit	26.595
Maximum Aggregate Offering Price	$ 23,403,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,232.04
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.0075 per share (the "Common Stock") of XOMA Royalty Corporation (the "Registrant") that become issuable under the XOMA Royalty Corporation Amended and Restated 2010 Equity Incentive and Stock Option Plan (the "A&R 2010 Plan") to prevent dilution in the event of stock splits, stock dividends or similar transactions. The amount registered represents additional shares of Common Stock issuable under the A&R 2010 Plan. The fee calculation is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $26.595, which represents the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Capital Market on March 12, 2026.